Investment in Joint Venture (Reconciliation Of Joint Venture's Financial Information To Carrying Amount) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Investment in joint venture, beginning balance	$ 1,750
Investment in joint venture, ending balance	2,797	$ 1,750
2562961 Ontario Ltd. [member]
Disclosure of joint ventures [line items]
Equity investment in joint venture	2,030
Joint venture gain (loss)	(1)
Foreign currency translation	126
Investment in joint venture, ending balance	2,157
Unrealized (gains) losses on sales	71
Adjusted net assets	2,228
Company's share of net assets at 49%	1,092
Plus: Capitalization of legal costs	93
Less: Amortization of deferred loss on disposal	(9)
Company's share of net assets at 49%	1,176
Kolon Hydrogenics [member]
Disclosure of joint ventures [line items]
Investment in joint venture, beginning balance	3,467	3,801
Joint venture gain (loss)	(682)	(241)
Foreign currency translation	419	(93)
Investment in joint venture, ending balance	3,204	3,467
Unrealized (gains) losses on sales	104	104
Adjusted net assets	3,308	3,571
Company's share of net assets at 49%	$ 1,621	$ 1,750
Enbridge [member]
Disclosure of joint ventures [line items]
Equity investment percentage	49.00%